Restricted Stock Awards (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 23, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares granted of restricted stock awards			1,923,001
Fair value of granted restricted stock		$ 241,000
Fiar value of restricted stock award vested		$ 1,758,000	$ 616,000
Unvested compensation related to issuances of restricted stock award			$ 1,999,000
Employees and Directors [Member]
Number of shares granted of restricted stock awards	1,923,001
Fair value of granted restricted stock	$ 2,615,000